CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Albemarle Shareholders’ Equity	Non- controlling Interests
Beginning balance at Dec. 31, 2010	$ 1,475,746	$ 916	$ 18,835	$ 74,889	$ 1,321,434	$ 1,416,074	$ 59,672
Beginning balance (in shares) at Dec. 31, 2010		91,593,984
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	420,197				392,114	392,114	28,083
Other comprehensive income (loss)	(14,765)			(14,560)		(14,560)	(205)
Cash dividends declared	(60,450)				(60,450)	(60,450)
Stock-based compensation and other	26,556		26,556			26,556
Exercise of stock options (in shares)		169,350
Exercise of stock options	2,230	2	2,228			2,230
Shares repurchased (in shares)		(3,000,000)
Shares repurchased	(178,132)	(30)	(39,870)		(138,232)	(178,132)
Tax benefit related to stock plans	10,574		10,574			10,574
Issuance of common stock, net (in shares)		131,713
Issuance of common stock, net		1	(1)
Shares withheld for withholding taxes associated with common stock issuances (in shares)		(53,807)
Shares withheld for withholding taxes associated with common stock issuances	(3,129)	(1)	(3,128)			(3,129)
Ending balance at Dec. 31, 2011	1,678,827	888	15,194	60,329	1,514,866	1,591,277	87,550
Ending balance (in shares) at Dec. 31, 2011		88,841,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	330,127				311,536	311,536	18,591
Other comprehensive income (loss)	24,832			24,935		24,935	(103)
Cash dividends declared	(78,975)				(71,347)	(71,347)	(7,628)
Stock-based compensation and other	13,939		13,939			13,939
Exercise of stock options (in shares)		949,170
Exercise of stock options	21,148	9	21,139			21,148
Shares repurchased (in shares)		(1,092,767)
Shares repurchased	(63,575)	(11)	(53,193)		(10,371)	(63,575)
Tax benefit related to stock plans	14,809		14,809			14,809
Issuance of common stock, net (in shares)		341,620
Issuance of common stock, net		4	(4)
Shares withheld for withholding taxes associated with common stock issuances (in shares)		(140,054)
Shares withheld for withholding taxes associated with common stock issuances	(9,124)	(1)	(9,123)			(9,124)
Ending balance at Dec. 31, 2012	1,932,008	889	2,761	85,264	1,744,684	1,833,598	98,410
Ending balance (in shares) at Dec. 31, 2012		88,899,209
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	439,834				413,171	413,171	26,663
Other comprehensive income (loss)	31,337			30,981		30,981	356
Cash dividends declared	(89,847)				(79,833)	(79,833)	(10,014)
Stock-based compensation and other	9,072		9,072			9,072
Exercise of stock options (in shares)	191,732	191,732
Exercise of stock options	5,553	2	5,551			5,553
Shares repurchased (in shares)		(9,198,056)
Shares repurchased	(582,298)	(92)	(4,542)		(577,664)	(582,298)
Tax benefit related to stock plans	3,266		3,266			3,266
Issuance of common stock, net (in shares)		256,834
Issuance of common stock, net		3	(3)
Shares withheld for withholding taxes associated with common stock issuances (in shares)		(96,877)
Shares withheld for withholding taxes associated with common stock issuances	(6,149)	(1)	(6,148)			(6,149)
Ending balance at Dec. 31, 2013	$ 1,742,776	$ 801	$ 9,957	$ 116,245	$ 1,500,358	$ 1,627,361	$ 115,415
Ending balance (in shares) at Dec. 31, 2013		80,052,842